SEGMENT REPORTING (Net Revenues by Geographic Region) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue, Major Customer [Line Items]
Net Revenue	$ 2,188.9	$ 2,425.9	$ 1,800.8
USA [Member]
Revenue, Major Customer [Line Items]
Net Revenue	887.5	1,251.2	519.4
South Korea [Member]
Revenue, Major Customer [Line Items]
Net Revenue	190.8	155.4	204.6
Japan [Member]
Revenue, Major Customer [Line Items]
Net Revenue	143.9	284.0	192.5
United Kingdom [Member]
Revenue, Major Customer [Line Items]
Net Revenue	49.7	17.9	187.5
PRC [Member]
Revenue, Major Customer [Line Items]
Net Revenue	362.7	126.0	140.9
India [Member]
Revenue, Major Customer [Line Items]
Net Revenue	175.4	231.8	128.2
Turkey [Member]
Revenue, Major Customer [Line Items]
Net Revenue	79.9	178.4	120.3
Australia [Member]
Revenue, Major Customer [Line Items]
Net Revenue	62.3	44.5	73.0
Spain [Member]
Revenue, Major Customer [Line Items]
Net Revenue	9.1	0.1	59.0
Germany [Member]
Revenue, Major Customer [Line Items]
Net Revenue	102.3	43.7	42.6
France [Member]
Revenue, Major Customer [Line Items]
Net Revenue	25.0	10.1	35.8
Chile [Member]
Revenue, Major Customer [Line Items]
Net Revenue	1.5	0.2	23.4
Italy [Member]
Revenue, Major Customer [Line Items]
Net Revenue	18.7	7.5	16.0
Canada [Member]
Revenue, Major Customer [Line Items]
Net Revenue	11.1	11.8	13.0
Belgium [Member]
Revenue, Major Customer [Line Items]
Net Revenue	1.4		9.6
Switzerland [Member]
Revenue, Major Customer [Line Items]
Net Revenue	1.2	0.2	9.2
Malaysia [Member]
Revenue, Major Customer [Line Items]
Net Revenue	7.5	16.1	8.6
Israel [Member]
Revenue, Major Customer [Line Items]
Net Revenue	5.8	11.2	4.9
Mexico [Member]
Revenue, Major Customer [Line Items]
Net Revenue	0.4	0.3	1.3
South Africa [Member]
Revenue, Major Customer [Line Items]
Net Revenue	0.1	0.1	0.6
Portugal [Member]
Revenue, Major Customer [Line Items]
Net Revenue	0.1		0.5
Greece [Member]
Revenue, Major Customer [Line Items]
Net Revenue	0.3		0.3
Netherlands [Member]
Revenue, Major Customer [Line Items]
Net Revenue	17.3	1.6	0.3
Austria [Member]
Revenue, Major Customer [Line Items]
Net Revenue	2.9
Others [Member]
Revenue, Major Customer [Line Items]
Net Revenue	18.0	8.3	9.3
Uruguay [Member]
Revenue, Major Customer [Line Items]
Net Revenue	13.9	12.3
Senegal [Member]
Revenue, Major Customer [Line Items]
Net Revenue	0.1	9.8
Zimbabwe [Member]
Revenue, Major Customer [Line Items]
Net Revenue		$ 3.4